                                                                   May 6, 2003

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, DC 20549
RE: WM VARIABLE TRUST
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned, being the Chief Financial Officer of WM Variable Trust (the "Trust"), hereby submits this filing in lieu of a filing under Rule 497(c) under the Act, and certifies that:

1. the definitive form of Prospectus dated May 1, 2003 describing the Class 1 Shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission;

2. the definitive form of Prospectus dated May 1, 2003 describing the Class 2 Shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission;

3. the definitive form of Statement of Additional Information dated May 1, 2003 does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

4. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on April 30, 2003 pursuant to Rule 485(b) under the Act.

No fees are required in connection with this filing. Please contact the undersigned at (206) 461-8622 with any questions or comments regarding this matter.

Very truly yours,
John T. West

Cc:   Joseph B. Kittredge, Jr., Esq
      Brian D. McCabe, Esq
      Ryan C. Larrenaga, Esq
      Marko S. Zatylny, Esq